Carne Funds
FORUM FUNDS WATERVILLE LARGE CAP VALUE FUND (the “Fund”) Supplement dated December 28, 2011 to the Prospectus dated March 1, 2011, as supplemented November 23, 2011
Carne Capital, LLC Appointed as Adviser

Effective December 27, 2011, the Board of Trustees of Forum Funds (the “Trust”) terminated the investment advisory agreement between the Trust and Waterville Capital, LLC. Also, effective on December 27, 2011, Carne Capital, LLC (“Carne”) was appointed to serve as the investment adviser to the Waterville Large Cap Value Fund and commenced management of the Fund pursuant to an Interim Investment Advisory Agreement (“Interim Agreement”). The Interim Agreement will remain in effect until May 25, 2012, or until Fund shareholders approve a new investment advisory agreement, whichever is earlier.

In connection with the appointment of Carne, the Fund changed its name to the Carne Large Cap Value Fund. Also, Carne has reduced the advisory fee payable by the Fund for investment advisory services from an annual rate, calculated as a percentage of the Fund’s average annual daily net assets, of 1.00% to an annual rate, calculated as a percentage of the Fund’s average annual daily net assets, of 0.95%.

As a result of the appointment of Carne and changes to the name and advisory agreement noted above, the Prospectus is revised as follows.

Name Change to Carne Large Cap Value Fund

The Fund has been re-named the Carne Large Cap Value Fund. Accordingly, all references to the Waterville Large Cap Value Fund are replaced with Carne Large Cap Value Fund (the “Fund”).

Fees and Expenses (Page 1) Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Carne Funds	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses Carne Funds		Institutional Shares	Investor Shares
Management Fees	[1]	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		1.48%	27.08%
Total Annual Fund Operating Expenses		2.43%	28.28%
Fee Reduction and/or Expense Reimbursement	[2]	(0.43%)	(26.28%)
Net Annual Fund Operating Expenses		2.00%	2.00%
[1]	Management Fees have been restated to reflect current management fee rates.
[2]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividends on short sales, acquired fund fees and expenses, and extraordinary expenses) of Institutional and Investor Shares to 2.00%, respectively, through at least March 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for any contractual fee reduction or expense reimbursements if reimbursement to the Adviser occurs within three years of the fee reduction or expense reimbursement and does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.